Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries

As of 31 December 2017, AB InBev’s material tax proceedings related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	31 December 2017	31 December 2016
Income tax and social contribution	9 600	8 878
Value-added and excise taxes	5 987	4 924
Other taxes	1 390	605

	16 977	14 407